Consolidated Statements of Shareholders’ Equity - USD ($) $ in Thousands	Common share	Additional paid-in capital	Treasury shares	Accumulated other comprehensive Income (loss)	Retained earnings	Non-controlling interests	Total
Balance at Dec. 31, 2018	$ 695	$ 214,918	$ (9,423)	$ (7,820)	$ 2,674	$ 1,440	$ 202,484
Balance (in Shares) at Dec. 31, 2018	49,982,004
Stock-based compensation		1,318				87	1,405
Employee stock options exercised (cash and cashless)	$ 2	778					780
Employee stock options exercised (cash and cashless) (in Shares)	177,872
Distribution of dividend					(11,009)	(149)	(11,158)
Other comprehensive income (loss)				(8,207)		48	(8,159)
Net income					26,247	244	26,491
Balance at Dec. 31, 2019	$ 697	217,014	(9,423)	(2,381)	17,912	1,679	225,498
Balance (in Shares) at Dec. 31, 2019	50,159,876
Stock-based compensation		3,975				12	3,987
Employee stock options exercised (cash and cashless)	$ 11	5,039					5,050
Employee stock options exercised (cash and cashless) (in Shares)	603,519
Distribution of dividend					(7,044)		(7,044)
Other comprehensive income (loss)				13,407		49	13,456
Acquisition of minority interest		(29)				(118)	(147)
Proceeds from issuance of ordinary shares, net of issuance expenses	$ 43	108,694					108,737
Proceeds from issuance of ordinary shares, net of issuance expenses (in Shares)	3,898,304
Net income					33,775	382	34,157
Balance at Dec. 31, 2020	$ 751	334,693	(9,423)	11,026	44,643	2,004	383,694
Balance (in Shares) at Dec. 31, 2020	54,661,699
Stock-based compensation		4,706				5	4,711
Employee stock options exercised (cash and cashless)	$ 5	2,033					2,038
Employee stock options exercised (cash and cashless) (in Shares)	403,310
Distribution of dividend					(20,255)	(31)	(20,286)
Other comprehensive income (loss)				5,439		57	5,496
Transaction with minority shareholders		(595)				(5)	(600)
Net income					47,171	151	47,322
Balance at Dec. 31, 2021	$ 756	$ 340,837	$ (9,423)	$ 2,819	$ 71,559	$ 2,172	$ 408,720
Balance (in Shares) at Dec. 31, 2021	55,065,009